Himax Technologies, Inc. (the Parent Company only) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Revenues	$ 685,167	$ 802,917	$ 691,789
Costs and expenses	677,017	743,682	661,117
Operating loss	8,150	59,235	30,672
Gain on sale of securities	23,226	10	1,993
Other non-operating income (loss)	19	(5)	126
Earnings before income taxes	30,338	59,418	32,867
Income tax expense	(4,520)	(10,671)	(11,405)
Net income	25,818	48,747	21,462
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	236	330	460
Operating loss	(236)	(330)	(460)
Equity in earnings from subsidiaries and affiliates	30,355	55,191	20,820
Gain on sale of securities	0	0	1,682
Other non-operating income (loss)	(2,152)	(3,949)	3,153
Earnings before income taxes	27,967	50,912	25,195
Income tax expense	0	0	0
Net income	$ 27,967	$ 50,912	$ 25,195